LICENSING AND COLLABORATION ARRANGEMENTS - Additional information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Collaboration Agreement With ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost sharing reimbursements	$ 4,300,000	$ 0